Earnings per share (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Earnings per share [Abstract]
Disclosure of detailed information about earnings per share [text block]
The calculation of basic earnings per share for the years ended March 31, 2023, 2022, and 2021 is based on the profit / (loss) attributable to ordinary shareholders of ₹674,522, ₹1,257,945, and ₹1,531,862 respectively and a weighted average number of shares outstanding of 182,803,189, 182,468,672, and 179,533,536 respectively, calculated as follows:

	Year ended
	March 31, 2023	March 31, 202 2	March 31, 2021
Net profit – as reported	674,522	1,257,945	1,531,862

Weighted average number of shares – basic	182,803,189	182,468,672	179,533,536
Basic earnings per share	3.69	6.89	8.53

Weighted average number of shares – diluted	185,672,592	187,016,037	181,216,005
Diluted earnings per share	3.63	6.73	8.45

Disclosure of detailed information about weighted average number of shares [text block]
Weighted average number of ordinary shares basic

	Year ended March 31,
	2023	202 2	2021
Issued fully paid ordinary shares on April 01	182,742,369	182,238,069	179,223,247
Effect of shares issued on exercise of stock options	60,820	230,603	310,289
Effect of partly paid shares	-	-	-
Weighted average number of equity shares and equivalent shares outstanding	182,803,189	182,468,672	179,533,536

Disclosure of detailed information about adjusted weighted average number of shares [text block]
Weighted average number of ordinary shares diluted

	Year ended March 31,
	2023	202 2	2021
Weighted average number of ordinary shares (basic)	182,803,189	182,468,672	179,533,536
Effect of stock options (Note 1)	2,869,403	4,547,365	1,682,469
Weighted average number of equity shares outstanding (diluted)	185,672,592	187,016,037	181,216,005

Note 1:
The Company has issued Associate Stock Options of which  69,72,978  (Previous year : 72,32,978) options are outstanding as at March 31, 2023. These could potentially dilute basic earnings per share in future. Refer Note (
27
).